Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000214795
Shareholder Report [Line Items]
Fund Name	Zacks Earnings Consistent Portfolio ETF
Trading Symbol	ZECP
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 281,649,678
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,029,113
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$281,649,678
Number of Portfolio Holdings	61
Advisory Fee	$1,029,113
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Real Estate	1.4%
Utilities	3.7%
Consumer Discretionary	6.4%
Consumer Staples	7.4%
Communications	10.0%
Industrials	12.6%
Health Care	15.3%
Financials	17.0%
Technology	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Alphabet, Inc., Class A	7.4%
Microsoft Corporation	6.0%
Caterpillar, Inc.	3.5%
JPMorgan Chase & Company	3.3%
Walmart, Inc.	2.9%
American Express Company	2.9%
Eli Lilly & Company	2.7%
Netflix, Inc.	2.6%
Procter & Gamble Company (The)	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000253655
Shareholder Report [Line Items]
Fund Name	Zacks Focus Growth ETF
Trading Symbol	GROZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-813-3507
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,278,069
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
C000262121
Shareholder Report [Line Items]
Fund Name	Zacks Quality International ETF
Trading Symbol	QUIZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Quality International ETF	$16	0.55%

* Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,796,138
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,796,138
Number of Portfolio Holdings	171
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Energy	2.6%
Utilities	3.6%
Communications	5.3%
Materials	6.0%
Consumer Discretionary	7.9%
Consumer Staples	9.7%
Technology	9.8%
Health Care	10.4%
Industrials	16.3%
Financials	26.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
HSBC Holdings PLC	2.1%
ASML Holding N.V.	2.0%
Siemens A.G.	1.7%
British American Tobacco plc	1.7%
Roche Holding A.G.	1.6%
Commonwealth Bank of Australia	1.4%
SAP S.E.	1.4%
Allianz SE	1.4%
AstraZeneca PLC	1.4%
Sony Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000245117
Shareholder Report [Line Items]
Fund Name	Zacks Small/Mid Cap ETF
Trading Symbol	SMIZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Additional Information Phone Number	1-855-813-3507
Additional Information Website	https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 163,768,215
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 495,667
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$163,768,215
Number of Portfolio Holdings	217
Advisory Fee (net of waivers)	$495,667
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Communications	2.5%
Consumer Staples	3.4%
Energy	3.6%
Real Estate	4.2%
Utilities	4.2%
Materials	5.5%
Consumer Discretionary	7.4%
Health Care	11.9%
Technology	17.9%
Financials	18.5%
Industrials	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.8%
Amphenol Corporation, Class A	1.4%
Credo Technology Group Holding Ltd.	1.4%
Rigel Pharmaceuticals, Inc.	1.3%
McKesson Corporation	1.1%
Arista Networks, Inc.	1.1%
Northern Trust Corporation	1.1%
Fabrinet	1.0%
Allient, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.